Revenue Recognition (Details) - Schedule of disaggregated revenue (Parentheticals) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Medical retail [Member]
Disaggregation of Revenue [Line Items]
Amounts related to VIE	$ 4,698,428	$ 2,324,024
Medical wholesale [Member]
Disaggregation of Revenue [Line Items]
Amounts related to VIE	1,319,944	374,458
Recreational wholesale [Member]
Disaggregation of Revenue [Line Items]
Amounts related to VIE	837,414	753,405
Other revenues [Member]
Disaggregation of Revenue [Line Items]
Amounts related to VIE	$ 4,496	$ 8,679